SHARE-BASED COMPENSATION - Restricted shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested		¥ 2,766,694
Share-based compensation expense		¥ 199,737	¥ 253,922	¥ 301,161
Exercisable		2,350,311
Restricted Shares
Weighted Average Grant Date Fair Value
Outstanding at beginning		¥ 68.45	¥ 40.31
Outstanding at ending		42.73	68.45	¥ 40.31
Weighted-average grant-date fair value		¥ 42.73	¥ 68.45	¥ 40.31
Total fair value of the shares vested		¥ 63,974	¥ 53,686	¥ 22,933
Share-based compensation expense		¥ 91,211	¥ 163,110	¥ 77,596
Performance based restricted shares
Weighted Average Grant Date Fair Value
Exercisable		388,900
Restricted Shares
Number of Restricted Shares Units
Outstanding at beginning		6,961,446
Granted	388,900	647,400
Converted		(2,816,000)
Forfeited		(520,030)
Vested		(1,117,222)
Outstanding at ending		3,155,594	6,961,446
Weighted Average Grant Date Fair Value
Outstanding at beginning		¥ 52.38
Granted		42.73
Converted		40.84
Forfeited		64.35
Vested		57.26
Outstanding at ending		¥ 56.99	¥ 52.38
Vesting period (in years)		4 years
Weighted-average grant-date fair value		¥ 56.99	¥ 52.38
Weighted-average period		1 year 3 months 7 days
Granted shares	388,900	647,400
Contractual life of employees		10 years
Vesting period (in years)		4 years
Restricted Shares | Restricted Shares
Weighted Average Grant Date Fair Value
Unrecognized compensation cost		¥ 153,701
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Vesting period (in years)		3 years
Vesting period (in years)		3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Vesting period (in years)		5 years
Vesting period (in years)		5 years